Federal Tax Liability, Penalties and Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Federal Tax Liability, Penalties and Interest
Federal Tax Liability, Penalties and Interest

NOTE 9 — Federal Tax Liability, Penalties and Interest

From the first quarter of 2017 through October 31, 2023, the Company failed to remit U.S. federal taxes from amounts withheld from employee wages and failed to remit the employer portion of such taxes. In addition, during the same period, the Company did not file quarterly federal tax returns on Form 941 to report income taxes and payroll taxes withheld from employee wages. As a result, the Company has an accrued payroll tax liability on its condensed consolidated balance sheets that amounted to $5.85 million and $6.23 million as of March 31, 2025 and December 31, 2024, respectively. The Company has devised and implemented a plan to become compliant with its obligations, including hiring appropriate counsel, preparing and filing appropriate historical filings, making payments, and engaging in discussions with appropriate parties, including the Internal Revenue Service (“IRS”). There can be no assurance that the IRS will agree to the terms of a settlement and instead not demand immediate payment of the amounts due. Even if a settlement offer is accepted, the terms of any settlement may require substantial upfront payments, which the Company may not have sufficient funds available for. In addition, willful failure to comply with statutory obligations to collect, account for and pay over taxes imposed on employees is a federal criminal offense. There can be no assurance that the Department of Justice will not commence criminal charges against the Company and management for failure to remit payroll taxes to the IRS.

The Company has remitted payments to the IRS for employee income tax withholdings as well as both the employee and employer portions of payroll taxes. All payroll taxes and withholdings for the payroll periods from November 1, 2023, through March 31, 2025, have been fully paid. However, the Company submitted payments for four payroll cycles after the applicable deadlines and has accrued the related penalties and interest associated with these late payments.

As of March 31, 2025, the Company had not fully remitted to the IRS the employee income taxes withheld and payroll taxes accrued prior to November 1, 2023. The related failure-to-deposit penalties and associated interest have been calculated and recorded on the condensed consolidated balance sheets under the caption “Accrued federal tax liability, penalties, and interest.” On January 8, 2025, the Company remitted an additional $500,000 to the IRS toward satisfying these outstanding liabilities.

NOTE 8 — Federal Tax Liability, Penalties and Interest

From the first quarter of 2017 through October 31, 2023, the Company failed to remit U.S. federal taxes from amounts withheld from employee wages, and failed to remit the employer portion of such taxes. In addition, during the same period, the Company did not file quarterly federal tax returns on Form 941 to report income taxes and payroll taxes withheld from employee wages. As a result, the Company has an accrued payroll tax liability on its Balance Sheets that amounted to $6.2 million and $5.4 million as of December 31, 2024 and 2023, respectively. The Company has devised and implemented a plan to become compliant in its obligations, including hiring appropriate counsel, preparing and filing appropriate historical filings, making payments, and engaging in discussions with appropriate parties, including the IRS. There can be no assurance that the IRS will not consider this a federal criminal offense. There can be no assurance that the Department of Justice will not commence criminal charges against the Company and management for failure to remit payroll taxes to the IRS.

The Company remitted payments to IRS for the employee income taxes withheld and the employee and employer portion of the payroll taxes. The payroll taxes and income taxes withheld were remitted to IRS in full for the payroll periods from November 1, 2023 to December 31, 2024. The Company paid four payroll cycles late and accrued associated penalties and interests for these four cycles.

The employee income taxes withheld and the payroll taxes prior to November 1, 2023 were not remitted to IRS yet. The failure to deposit penalty and associated interest was calculated and recorded in Balance Sheets under the caption of accrued federal tax liability, penalties and interest.